Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 04, 2015
Registrant Name	dei_EntityRegistrantName	Compass EMP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cef
Document Creation Date	dei_DocumentCreationDate	May 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
Compass EMP Multi-Asset Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	cef_SupplementTextBlock

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP MULTI-ASSET BALANCED FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table on page 1 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51%, 1.76% and 2.26% of the Fund’s Class A, Class T and Class C shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - COMPASS EMP MULTI-ASSET BALANCED FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-04-30
Compass EMP Multi-Asset Balanced Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTMAX
Compass EMP Multi-Asset Balanced Fund | C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTMCX
Compass EMP Multi-Asset Balanced Fund | T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CTMTX
Compass EMP Multi-Asset Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	cef_SupplementTextBlock

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP MULTI-ASSET GROWTH FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table page 7 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.73%, 1.98%, and 2.48% of the Fund’s Class A, Class T, and Class C, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - COMPASS EMP MULTI-ASSET GROWTH FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-04-30
Compass EMP Multi-Asset Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTGAX
Compass EMP Multi-Asset Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTGCX
Compass EMP Multi-Asset Growth Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LTGIX
Compass EMP Alternative Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	cef_SupplementTextBlock

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP ALTERNATIVE STRATEGIES FUND

Fees and Expenses of the Fund: The following footnote 2 is added to the line “Total Annual Fund Operating Expenses” in the Fee and Expense table on page 12 of the Prospectus:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.80%, 2.05%, and 2.55% of the Fund’s Class A, Class T, and Class C, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - COMPASS EMP ALTERNATIVE STRATEGIES FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-04-30
Compass EMP Alternative Strategies Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAIAX
Compass EMP Alternative Strategies Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAICX
Compass EMP Alternative Strategies Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAITX